Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2007 Licensing Agreements [Member] Drugs	Dec. 31, 2007 Licensing Agreements [Member] Minimum [Member]	Dec. 31, 2007 Licensing Agreements [Member] Maximum [Member]	Dec. 31, 2013 Lease Agreements [Member]	Dec. 31, 2012 Lease Agreements [Member]	Dec. 31, 2013 Legal [Member]	Jan. 29, 2014 Legal [Member]	Dec. 27, 2013 Legal [Member]
Operating Leased Assets [Line Items]
License fee	$ 1,500,000
Number of licensed products	2
License expiry term		15 years	20 years
Purchase of common stock	900,000
Rent expense				64,600	13,300
Questionable expense								1,500,000
Compensation Cost						$ 1,500,000
Cancellation of warrants to purchase common stock							8,628,125
Royalty revenue in percentage	12.00%